SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  NOVEMBER 1998

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			      Approx Asset
Date	     	Number   Price    Value or Approx       Seller
Each     Ident   Shrs        Per      Asset Cov/Shr        or Seller's
Trans    Sec    Purch     Share  at Time of Purch        Broker

11-2        GF   22000    16.7134         18.41 	     Bear Stearns
11-4      " "      22000    16.9193         18.57                  " "
11-3      " "      22000    17.00             18.10                  " "
11-5      " "        7400    16.2728         18.60                  " "
11-6        " "    12000    16.6188         18.68                  " "
11-9        " "    30000    16.8665         18.27                  " "

The New Germany Fund, Inc.
    (Name of Registrant)
By Laura Weber - Assistant Treasurer
Date of Statement          12/9/98